Average Annual Total Returns - Xtrackers Short Duration High Yield Bond ETF	Xtrackers Short Duration High Yield Bond ETF before tax Inception Date	Xtrackers Short Duration High Yield Bond ETF before tax 1 Year	Xtrackers Short Duration High Yield Bond ETF before tax Since Inception	Xtrackers Short Duration High Yield Bond ETF After tax on distributions 1 Year	Xtrackers Short Duration High Yield Bond ETF After tax on distributions Since Inception	Xtrackers Short Duration High Yield Bond ETF After tax on distributions and sale of fund shares 1 Year	Xtrackers Short Duration High Yield Bond ETF After tax on distributions and sale of fund shares Since Inception	Solactive USD High Yield Corporates Total Market 0-5 Year Index 1 Year	Solactive USD High Yield Corporates Total Market 0-5 Year Index Since Inception	Solactive USD High Yield Corporates Total Market Index 1 Year	Solactive USD High Yield Corporates Total Market Index Since Inception
Total	Jan. 10, 2018	9.97%	4.61%	7.35%	2.21%	5.86%	2.48%	10.23%	4.78%	14.33%	5.62%